Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (54,562)	¥ (353,445)	¥ (311,804)	¥ (36,679)
Income tax benefit computed at applicable tax rates (25%)	13,641	88,361	77,951	9,170
Non-deductible expenses	(2,966)	(19,216)	(6,095)	(3,385)
Research and development expenses	1,061	6,871	6,879	6,850
Effect of tax holidays	423	2,743	6,305	10,487
Preferential rate	954	6,183	20,049	2,655
Current and deferred tax rate differences	(444)	(2,876)	(8,553)	11,938
International rate differences	(14,013)	(90,773)	(108,066)	(36,080)
Tax exempted income			2,118	(905)
Unrecognized tax benefits	(82)	(529)	3,872	(6,719)
Deferred tax expense	(60)	(387)	(3,109)	(7,882)
Change in valuation allowance	(5,639)	(36,529)	(7,704)	1,172
Prior year provision to return true up	(259)	(1,678)	(320)	2,375
Income tax expense	$ (7,384)	¥ (47,830)	¥ (16,673)	¥ (10,324)